CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 1998

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 11.0%
--------------------------------------------------------------------------------
Sigma Finance Corp.*
  5.64% due 8/27/99                         $197,000              $  196,990,868
Steers*
  5.641% due 10/15/98                        160,000                 160,000,000
  5.652% due 11/10/98                        191,000                 190,992,928
  5.648% due 3/25/99                          78,069                  78,069,058
Strategic Money Market
  Trust Receipts*
  5.656% due 3/05/99                         213,000                 213,000,000
Strats Trust*
  5.663% due 12/15/98                        130,000                 130,000,000
                                                                  --------------
                                                                     969,052,854
                                                                  --------------

BANK NOTES -- 4.8%
--------------------------------------------------------------------------------
Bank of New York
  5.50% due 2/17/99                          100,000                  99,968,885
First Union Bank
  5.49% due 9/01/99                           75,000                  75,000,000
FCC National Bank
  5.68% due 6/03/99                           50,000                  49,974,737
  5.86% due 10/02/98                         100,000                  99,995,126
Nationsbank
  5.57% due 6/25/99                          100,000                  99,960,129
                                                                  --------------
                                                                     424,898,877
                                                                  --------------

CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.8%
--------------------------------------------------------------------------------
Chase Manhattan Bank
  5.74% due 5/10/99                           57,000                  56,977,486
Morgan Guaranty
  Trust Co.
  5.55% due 2/02/99                          100,000                 100,000,000
                                                                  --------------
                                                                     156,977,486
                                                                  --------------

CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
--------------------------------------------------------------------------------
Barclays Bank
  5.58% due 12/29/98                         100,000                 100,003,242

CERTIFICATES OF DEPOSIT (YANKEE) -- 32.4%
--------------------------------------------------------------------------------
ABN Amro Bank
  5.62% due 4/14/99                           75,000                  74,977,837
Bank of Nova Scotia
  5.65% due 3/29/99                           38,000                  37,969,974
  5.59% due 8/24/99                           25,000                  24,997,654
Bank of Tokyo Mitsubishi
  5.73% due 9/08/98                          400,000                 400,000,000
Barclays Bank
  5.82% due 10/05/98                         125,000                 124,994,431
  5.53% due 2/23/99                          100,000                  99,972,398
  5.70% due 3/30/99                          100,000                  99,966,931
Bayeriche Landesbank
  5.70% due 1/07/99                           60,000                  59,991,936
  5.65% due 7/23/99                           50,000                  49,954,213
Credit Agricole Indosuez
  5.74% due 4/26/99                           75,000                  74,961,397
Credit Communal
  de Belgique
  5.62% due 3/19/99                           45,000                  44,975,420
Credit Suisse First Boston
  5.69% due 7/06/99                          100,000                 100,000,000
Deutsche Bank
  5.62% due 2/26/99                          100,000                  99,976,622
  5.65% due 3/02/99                          100,000                  99,976,103
  5.65% due 8/06/99                          100,000                  99,951,040
Rabobank Nederland
  5.60% due 3/17/99                           50,000                  49,986,831
  5.71% due 6/11/99                          100,000                  99,962,179
  5.69% due 6/30/99                           75,000                  74,990,829
  5.64% due 7/30/99                          103,000                 102,979,080
Societe Generale Bank
  5.75% due 4/06/99                          150,000                 149,960,148
  5.76% due 4/16/99                           75,000                  74,982,134
Societe Generale Bank*
  5.563% due 5/20/99                         175,800                 175,714,046
Svenska Handelsbanken
  5.75% due 5/04/99                           57,000                  56,981,681
  5.76% due 5/25/99                           75,000                  74,968,617
  5.74% due 6/01/99                           77,000                  76,960,883
Swiss Bank Corp.
  5.715% due 6/14/99                         100,000                  99,969,983
Toronto Dominion Bank
  5.71% due 6/15/99                          100,000                  99,969,868
  5.71% due 6/23/99                           85,000                  84,973,674
  5.54% due 8/18/99                          135,000                 134,898,090
                                                                  --------------
                                                                   2,849,963,999
                                                                  --------------

COMMERCIAL PAPER -- 5.0%
--------------------------------------------------------------------------------
Aspen Funding Corp.
  5.88% due 9/01/98                          140,000                 140,000,000
General Electric Capital Corp.
  5.92% due 9/01/98                          100,000                 100,000,000
  5.44% due 9/09/98                           40,000                  39,951,645
J. P. Morgan & Co., Inc.
  5.376% due 12/11/98                         25,000                  24,622,933
Newport Funding Corp.
  5.875% due 9/01/98                         140,000                 140,000,000
                                                                  --------------
                                                                     444,574,578
                                                                  --------------

CORPORATE NOTES -- 23.0%
--------------------------------------------------------------------------------
Associates Corp. of
  North America*
  5.61% due 1/04/99                          200,000                 199,959,365
  5.53% due 6/29/99                          150,000                 149,903,404
Bank One, Wisconsin*
  5.65% due 10/23/98                         100,000                  99,988,872
Bear Stearns*
  5.62% due 6/04/99                          225,000                 225,000,000
Credit Suisse*
  5.63% due 10/07/98                         200,000                 200,000,000
  5.63% due 11/09/98                         125,000                 125,000,000
J. P. Morgan & Co., Inc.*
  5.57% due 7/07/99                          210,000                 209,896,991
Key Bank National
  Association*
  5.555% due 9/28/98                         200,000                 199,989,284
  5.585% due 5/12/99                          88,000                  87,956,661
Merrill Lynch & Co., Inc.*
  5.76% due 10/05/98                         100,000                 100,013,442
PNC Bank National
  Association*
  5.60% due 10/02/98                         230,000                 229,986,663
Royal Bank of Canada*
  5.54% due 2/16/99                          200,000                 199,937,000
                                                                  --------------
                                                                   2,027,631,682
                                                                  --------------

MEDIUM TERM NOTES -- 7.7%
--------------------------------------------------------------------------------
Abbey National Treasury
  Services
  5.54% due 1/20/99                          125,000                 124,991,658
  5.525% due 1/26/99                         100,000                  99,982,606
  5.476% due 6/15/99                         100,000                  99,914,519
  5.58% due 8/25/99                          100,000                  99,961,541
Norwest Financial Inc.
  5.55% due 8/31/99                          100,000                  99,971,291
Sigma Finance Corp.
  5.94% due 11/17/98                         150,000                 150,000,000
                                                                  --------------
                                                                     674,821,615
                                                                  --------------

PROMISSORY NOTES -- 4.0%
--------------------------------------------------------------------------------
Goldman Sachs Group*
  5.699% due 11/13/98                        350,000                 350,000,000

Time Deposits -- 6.1%
--------------------------------------------------------------------------------
Dresdner Bank
  6.00% due 9/01/98                          135,084                 135,084,000
Harris Trust &
  Savings Bank
  5.938% due 9/01/98                         150,000                 150,000,000
ING Bank
  5.938% due 9/01/98                          75,000                  75,000,000
Norddeutsche Landesbank
  6.00% due 9/01/98                           76,200                  76,200,000
Westdeutsche Landesbank
  5.938% due 9/01/98                         100,000                 100,000,000
                                                                  --------------
                                                                     536,284,000
                                                                  --------------

REPURCHASE AGREEMENTS -- 2.8%
--------------------------------------------------------------------------------
First Union Bank
  Repurchase Agreement
  5.83% due 9/01/98
  (collateralized by $48,468,000
  Federal National Mortgage
  Association, Zero coupon due 12/14/98,
  valued at $48,475,849; $41,929,000,
  6.96% due 4/02/07, valued at
  $41,935,790; $46,763,000,
  5.50% due 2/25/00, valued at
  $46,770,573; $10,517,000, 6.65% due
  11/14/07, valued at $10,518,703;
  $47,285,000 Federal Home Loan Mortgage
  Association, 5.98% due 6/18/08, valued
  at $47,292,658; $31,716,000, 6.28% due
  8/19/05, valued at $31,721,136; and
  $23,322,000, 6.51% due 8/18/808,
  valued at $23,325,777)                                             250,000,000
                                                                  --------------

TOTAL INVESTMENTS AT
  AMORTIZED COST                               99.7%               8,784,208,333
OTHER ASSETS,
  LESS LIABILITIES                               0.3                  21,701,283
                                              ------              --------------
NET ASSETS                                    100.0%              $8,805,909,616
                                              ======              ==============

* Variable interest rate - subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                    $8,784,208,333
Interest receivable                                                   97,556,173
--------------------------------------------------------------------------------
 Total assets                                                      8,881,764,506
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                      75,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)                  635,623
Accrued expenses and other liabilities                                   219,267
--------------------------------------------------------------------------------
 Total liabilities                                                    75,854,890
--------------------------------------------------------------------------------
Net Assets                                                        $8,805,909,616
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $8,805,909,616
================================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $513,556,789
EXPENSES:
Investment advisory fees (Note 2A)                 $13,394,307
Administrative fees (Note 2B)                        4,464,769
Custody and fund accounting fees                     1,969,190
Audit fees                                              39,700
Trustees' fees                                          37,966
Legal fees                                              31,427
Miscellaneous                                          112,193
--------------------------------------------------------------------------------
 Total expenses                                     20,049,552
Less aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A, and 2B)      (11,119,870)
Less fees paid indirectly (Note 1E)                       (797)
--------------------------------------------------------------------------------
 Net expenses                                                          8,928,885
--------------------------------------------------------------------------------
Net investment income                                               $504,627,904
================================================================================

See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR ENDED AUGUST 31,
                                          -------------------------------------
                                                 1998                1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                     $    504,627,904     $    339,604,126
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 30,335,511,897       33,685,999,190
Value of withdrawals                       (29,691,630,125)     (30,810,390,668)
--------------------------------------------------------------------------------
Net increase in net assets from
 capital transactions                          643,881,772        2,875,608,522
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                   1,148,509,676        3,215,212,648
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          7,657,399,940        4,442,187,292
--------------------------------------------------------------------------------
End of period                             $  8,805,909,616     $  7,657,399,940
================================================================================


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------
                                                1998            1997            1996            1995            1994
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                   $8,805,910      $7,657,400      $4,442,187      $4,765,406      $2,147,361
Ratio of expenses to average net assets           0.10%           0.10%           0.10%           0.10%           0.11%
Ratio of net investment income
 to average net assets                            5.65%           5.57%           5.64%           5.88%           3.87%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                    0.22%           0.23%           0.23%           0.23%           0.24%
Net investment income to
 average net assets                               5.53%           5.44%           5.50%           5.75%           3.74%
=======================================================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   Citibank is a wholly-owned subsidiary of Citicorp. Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. FEES PAID INDIRECTLY The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $13,394,307, of which $6,655,101 was voluntarily waived for the year ended August 31, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,464,769, all of which were voluntarily waived for the year ended August 31, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $346,656,360,128 and $345,459,284,002, respectively, for the year ended August 31, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1998, the commitment fee allocated to the Portfolio was $29,660. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1998 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers
Chartered Accountants

Toronto, Ontario
October 6, 1998